Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2016	2015
Land and land improvements	$14,118	$13,931
Buildings and improvements	33,533	30,556
Machinery and equipment	9,015	8,865
Vehicles	445	445
Office furniture and fixtures	5,963	5,571
Construction in progress	479	1,251
	63,553	60,619
Less accumulated depreciation and amortization	(19,582)	(17,233)
Property and equipment, net	$43,971	$43,386